Financial instruments and financial risk management (Tables)	6 Months Ended
Jun. 30, 2024
Financial instruments and financial risk management
Schedule of assets at fair value

	At June 30, 2024
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$10,293	$—	$21,715
Cash and cash equivalents	1,307,197	—	—
Assets carried at fair value	$1,317,490	$—	$21,715

	At December 31, 2023
(in thousands of $)	Level 1	Level 2	Level 3
Non-current financial assets	$15,528	$—	$21,715
Cash and cash equivalents	1,678,100	—	—
Assets carried at fair value	$1,693,628	$—	$21,715